Risk and Capital Management (Tables)	12 Months Ended
Dec. 31, 2025
Risk And Capital Management [Abstract]
Schedule of Financial Assets at Amortized Cost and at Fair Value
The table below shows the amount of financial assets at amortized cost and at fair value through other comprehensive income, expected credit loss and the impacts on the calculation of expected credit loss in the adoption of 100% of each scenario:

12/31/2025					12/31/2024
Financial assets (1)	Expected credit loss	Reduction/(Increase) of expected loss			Financial assets (1)	Expected credit loss	Reduction/(Increase) of expected loss
		Pessimistic scenario	Base scenario	Optimistic scenario			Pessimistic scenario	Base scenario	Optimistic scenario
1,547,631	(51,313)	(521)	206	637	1,464,464	(52,936)	(2,183)	538	1,347
1) Composed of Loan operations, lease operations and securities.

Schedule of Maximum Exposure of Financial Assets to Credit Risk	Maximum exposure of financial instruments to credit risk

	12/31/2025			12/31/2024
	Brazil	Abroad	Total	Brazil	Abroad	Total
Financial assets	2,382,665	497,846	2,880,511	2,089,980	583,321	2,673,301
At Amortized cost	1,700,211	342,577	2,042,788	1,500,797	412,007	1,912,804
Central Bank of Brazil deposits	167,275	-	167,275	160,698	-	160,698
Interbank deposits	26,394	39,801	66,195	26,709	40,222	66,931
Securities purchased under agreements to resell	277,940	2,655	280,595	238,593	4,627	243,220
Securities	309,312	20,653	329,965	302,599	24,908	327,507
Loan and lease operations	821,637	262,161	1,083,798	708,917	316,576	1,025,493
Other financial assets	139,618	24,411	164,029	103,711	33,002	136,713
(-) Provision for expected credit loss	(41,965)	(7,104)	(49,069)	(40,430)	(7,328)	(47,758)
At Fair value through other comprehensive income	61,370	71,103	132,473	31,268	75,035	106,303
Securities	61,370	71,103	132,473	31,268	75,035	106,303
At Fair value through profit or loss	621,084	84,166	705,250	557,915	96,279	654,194
Securities	603,439	25,335	628,774	533,887	26,256	560,143
Derivatives	14,553	58,831	73,384	22,416	70,023	92,439
Other financial assets	3,092	-	3,092	1,612	-	1,612
Financial liabilities - Provisions for financial guarantees, credit commitments and credits to be released	(1,619)	(174)	(1,793)	(4,298)	(630)	(4,928)
Off-balance sheet	629,007	86,862	715,869	537,015	86,714	623,729
Financial guarantees	106,456	27,649	134,105	95,890	28,025	123,915
Credit commitments and credits to be released	522,551	59,213	581,764	441,125	58,689	499,814
Total	3,010,053	584,534	3,594,587	2,622,697	669,405	3,292,102

Schedule of Loan and Lease Operations
Loan and lease operations

	12/31/2025%		12/31/2024%
Individuals	582,472	53.7%	549,181	53.6%
Companies	501,326	46.3%	476,312	46.4%
Industry and commerce	246,158	22.7%	222,945	21.7%
Services	207,447	19.2%	207,437	20.2%
Other sectors	47,721	4.4%	45,930	4.5%
Total	1,083,798	100.0%	1,025,493	100.0%

Schedule of Other Financial Assets
Other financial assets (1)

	12/31/2025%		12/31/2024%
Public sector	954,882	63.1%	871,579	62.4%
Services	156,891	10.4%	196,419	14.1%
Financial	232,974	15.4%	146,823	10.5%
Other sectors	167,473	11.1%	181,722	13.0%
Total	1,512,220	100.0%	1,396,543	100.0%
1) Includes Financial assets at fair value through other comprehensive income, at fair value through profit or loss and at amortized cost, except for Loan and lease operations and Other financial assets.

Schedule of Breakdown of Indicators of Credit Quality

	12/31/2025
	Stage 1				Stage 2				Stage 3				Consolidated of 3 Stages
	Loan operations	Financial guarantees	Credit commitments	Total	Loan operations	Financial guarantees	Credit commitments	Total	Loan operations	Financial guarantees	Credit commitments	Total	Loan operations	Financial guarantees	Credit commitments	Total
Individuals	410,807	902	355,886	767,595	34,869	1	3,201	38,071	27,550	-	13	27,563	473,226	903	359,100	833,229
Companies	359,265	104,710	165,929	629,904	9,746	257	786	10,789	11,277	3,541	182	15,000	380,288	108,508	166,897	655,693
Foreign loans - Latin America	210,945	24,336	54,672	289,953	10,329	315	1,070	11,714	9,010	43	25	9,078	230,284	24,694	55,767	310,745
Total	981,017	129,948	576,487	1,687,452	54,944	573	5,057	60,574	47,837	3,584	220	51,641	1,083,798	134,105	581,764	1,799,667
%	58.1%	7.7%	34.2%	100.0%	90.7%	1.0%	8.3%	100.0%	92.6%	7.0%	0.4%	100.0%	60.2%	7.5%	32.3%	100.0%

	12/31/2024
	Stage 1				Stage 2				Stage 3				Consolidated of 3 Stages
	Loan operations	Financial guarantees	Credit commitments	Total	Loan operations	Financial guarantees	Credit commitments	Total	Loan operations	Financial guarantees	Credit commitments	Total	Loan operations	Financial guarantees	Credit commitments	Total
Individuals	347,749	816	290,397	638,962	66,468	2	11,946	78,416	31,357	-	48	31,405	445,574	818	302,391	748,783
Companies	332,440	94,564	142,195	569,199	13,237	959	1,255	15,451	11,956	3,045	247	15,248	357,633	98,568	143,697	599,898
Foreign loans - Latin America	196,464	23,965	50,716	271,145	14,004	534	2,862	17,400	11,818	30	148	11,996	222,286	24,529	53,726	300,541
Total (1)	876,653	119,345	483,308	1,479,306	93,709	1,495	16,063	111,267	55,131	3,075	443	58,649	1,025,493	123,915	499,814	1,649,222
%	59.3%	8.0%	32.7%	100.0%	84.2%	1.4%	14.4%	100.0%	94.0%	5.2%	0.8%	100.0%	62.2%	7.5%	30.3%	100.0%
1) For better presentation and comparability, comparative balances have been reclassified acording to current criteria.

Schedule of Internal Rating

Internal rating	12/31/2025				12/31/2024
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Low	880,216	377	-	880,593	817,782	68,406	-	886,188
Medium	99,804	14,135	-	113,939	58,817	14,214	-	73,031
High	997	40,432	-	41,429	54	11,089	-	11,143
Credit-impaired	-	-	47,837	47,837	-	-	55,131	55,131
Total	981,017	54,944	47,837	1,083,798	876,653	93,709	55,131	1,025,493
%	90.5%	5.1%	4.4%	100.0%	85.5%	9.1%	5.4%	100.0%

Schedule of Maximum Exposure of Other Financial Assets by Type and Classification of Credit Risk

	12/31/2025
	Book value	Stage 1		Stage 2		Stage 3
		Cost	Fair value	Cost	Fair value	Cost	Fair value
Government securities	247,579	249,173	247,571	8	8	-	-
Brazil	187,441	189,044	187,441	-	-	-	-
Latin America	31,118	31,147	31,118	-	-	-	-
Abroad	29,020	28,982	29,012	8	8	-	-
Corporate securities	202,556	197,775	196,382	4,414	3,680	4,489	2,494
Rural product note	68,533	64,774	64,680	2,770	2,521	2,233	1,332
Bank deposit certificate	230	231	230	-	-	-	-
Real estate receivables certificates	4,410	4,352	4,343	78	67	-	-
Debentures	82,462	80,921	80,761	1,362	895	1,466	806
Eurobonds and other	17,558	17,257	17,252	-	-	713	306
Financial bills	384	384	384	-	-	-	-
Promissory and commercial notes	21,273	21,095	21,068	188	155	77	50
Other (1)	7,706	8,761	7,664	16	42	-	-
Investment funds	9,811	9,814	9,811	-	-	-	-
Total	459,946	456,762	453,764	4,422	3,688	4,489	2,494
1) Includes equity instruments designated to Fair value through other comprehensive income that are not subject to a provision for expected credit loss.

	12/31/2024
	Book value	Stage 1		Stage 2		Stage 3
		Cost	Fair value	Cost	Fair value	Cost	Fair value
Government securities	257,525	261,164	257,525	-	-	-	-
Brazil	176,185	179,814	176,185	-	-	-	-
Latin America	43,192	43,152	43,192	-	-	-	-
Abroad	38,148	38,198	38,148	-	-	-	-
Corporate securities	172,630	169,062	167,327	2,670	2,444	6,075	2,860
Rural product note	60,068	59,102	58,952	844	764	541	353
Bank deposit certificate	133	132	133	-	-	-	-
Real estate receivables certificates	5,875	5,434	5,426	453	449	-	-
Debentures	75,742	72,991	72,831	527	404	5,534	2,507
Eurobonds and other	5,905	5,914	5,763	143	142	-	-
Financial bills	265	264	265	-	-	-	-
Promissory and commercial notes	16,280	16,136	16,117	176	163	-	-
Other (1)	8,362	9,089	7,840	527	522	-	-
Total (2)	430,155	430,226	424,852	2,670	2,444	6,075	2,860
1) Includes equity instruments designated to Fair value through other comprehensive income.
2) The balances presented were adjusted to reflect the composition of the table with Amortized cost and Fair value through other comprehensive income financial instruments.

Schedule of Financial Assets Individually Evaluated Classified by Rating

12/31/2025
Internal rating	Financial assets - At amortized cost		Financial assets at fair value through other comprehensive income	Financial assets at fair value through profit or loss	Total
	Interbank deposits and securities purchased under agreements to resell	Securities
Low	346,790	325,342	132,367	702,526	1,507,025
Medium	-	2,061	-	177	2,238
High	-	2,562	106	289	2,957
Total	346,790	329,965	132,473	702,992	1,512,220
%	22.9%	21.8%	8.8%	46.5%	100.0%

12/31/2024
Internal rating	Financial assets - At amortized cost		Financial assets at fair value through other comprehensive income	Financial assets at fair value through profit or loss	Total
	Interbank deposits and securities purchased under agreements to resell	Securities
Low	310,151	318,322	106,267	630,444	1,365,184
Medium	-	5,133	18	21,735	26,886
High	-	4,052	18	403	4,473
Total	310,151	327,507	106,303	652,582	1,396,543
%	22.2%	23.5%	7.6%	46.7%	100.0%

Schedule of Collateral for Loans and Financial Lease Operations

	12/31/2025				12/31/2024
	Over-collateralized assets		Under-collateralized assets		Over-collateralized assets		Under-collateralized assets
	Book value of the assets	Fair value of collateral	Book value of the assets	Fair value of collateral	Book value of the assets	Fair value of collateral	Book value of the assets	Fair value of collateral
Individuals	190,212	500,667	2,912	1,975	172,391	456,428	3,127	2,736
Personal (1)	9,102	40,167	958	828	8,128	25,156	1,673	1,556
Vehicles (2)	30,321	66,419	1,094	977	31,859	70,772	1,119	1,026
Mortgage loans (3)	150,789	394,081	860	170	132,404	360,500	335	154
Companies (4)	180,843	556,310	83,034	75,174	166,845	592,523	63,892	60,395
Foreign loans - Latin America (4)	196,787	390,985	13,884	5,695	188,756	374,316	12,731	4,201
Total	567,842	1,447,962	99,830	82,844	527,992	1,423,267	79,750	67,332
1) In general requires financial guarantees.
2) Vehicles themselves are pledged as collateral, as well as assets leased in lease operations.
3) Properties themselves are pledged as collateral.
4) Any collateral set forth in the credit policy of ITAÚ UNIBANCO HOLDING (chattel mortgage, surety/joint debtor, mortgage and other).

Schedule Of Var Total - Historical Simulation

	VaR Total (Historical Simulation) (1)
	12/31/2025				12/31/2024
	Average	Minimum	Maximum	Total VaR	Average	Minimum	Maximum	Total VaR
VaR by Risk Factor Group
Interest rates	1,303	1,028	1,974	1,376	1,179	988	2,120	2,009
Currencies	40	22	97	51	36	18	64	50
Shares	45	36	89	46	51	35	86	46
Commodities	30	10	67	40	17	8	41	19
Effect of diversification	-	-	-	(385)	-	-	-	(381)
Total risk	1,085	777	1,744	1,128	939	756	1,902	1,743
1) VaR by Risk Factor Group considers information from foreign units.

Schedule of Position of Accounts Subject to Interest Rate Risk	This table is not used directly to manage interest rate risks, it is mostly used to permit the assessment of mismatching between accounts and products associated thereto and to identify possible risk concentration.

	12/31/2025						12/31/2024
	0-30 days	31-180 days	181-365 days	1-5 years	Over 5 years	Total	0-30 days	31-180 days	181-365 days	1-5 years	Over 5 years	Total
Financial assets	559,569	474,979	324,977	995,761	386,781	2,742,067	617,119	433,855	245,916	923,202	338,412	2,558,504
At amortized cost	534,045	422,780	230,622	540,365	176,532	1,904,344	533,678	347,519	200,787	507,268	208,755	1,798,007
Central Bank of Brazil deposits	146,283	-	-	-	-	146,283	138,518	-	-	-	-	138,518
Interbank deposits	42,901	8,817	7,927	6,543	7	66,195	33,082	10,559	9,888	13,382	14	66,925
Securities purchased under agreements to resell	179,964	85,646	7,927	6,602	456	280,595	201,082	41,460	-	-	677	243,219
Securities	9,610	31,094	32,879	187,985	65,905	327,473	12,910	38,878	36,794	164,332	70,938	323,852
Loan and lease operations	155,287	297,223	181,889	339,235	110,164	1,083,798	148,086	256,622	154,105	329,554	137,126	1,025,493
At fair value through other comprehensive income	7,532	11,521	23,676	65,425	24,319	132,473	17,377	16,118	6,382	47,809	18,617	106,303
At fair value through profit or loss	17,992	40,678	70,679	389,971	185,930	705,250	66,064	70,218	38,747	368,125	111,040	654,194
Securities	6,661	30,904	60,564	356,538	174,107	628,774	50,816	57,814	24,538	332,313	94,662	560,143
Derivatives	11,301	9,750	8,311	32,421	11,601	73,384	15,232	12,321	13,888	35,285	15,713	92,439
Other financial assets	30	24	1,804	1,012	222	3,092	16	83	321	527	665	1,612
Financial liabilities	746,216	232,628	153,323	902,936	150,635	2,185,738	777,435	217,860	153,291	745,329	152,728	2,046,643
At amortized cost	734,808	222,355	146,134	870,770	140,225	2,114,292	766,631	203,641	137,520	710,423	142,153	1,960,368
Deposits	378,615	90,880	57,871	567,747	19,369	1,114,482	382,252	90,133	53,767	503,422	25,167	1,054,741
Securities sold under repurchase agreements	329,271	31,537	2,500	35,140	36,159	434,607	322,797	21,378	1,458	5,279	37,875	388,787
Interbank market funds	25,455	96,811	77,530	199,063	7,311	406,170	56,173	87,015	74,950	148,059	6,097	372,294
Institutional market funds	908	2,747	7,768	65,385	77,386	154,194	5,005	5,057	6,971	50,500	73,014	140,547
Other financial liabilities	559	380	465	3,435	-	4,839	404	58	374	3,163	-	3,999
At fair value through profit or loss	11,408	10,273	7,189	32,166	10,410	71,446	10,804	14,219	15,771	34,906	10,575	86,275
Derivatives	11,408	10,199	6,988	32,049	9,116	69,760	10,775	14,179	15,626	34,756	10,077	85,413
Structured notes	-	-	-	-	57	57	-	-	-	12	306	318
Other financial liabilities	-	74	201	117	1,237	1,629	29	40	145	138	192	544
Difference assets / liabilities (1)	(186,647)	242,351	171,654	92,825	236,146	556,329	(160,316)	215,995	92,625	177,873	185,684	511,861
Cumulative difference	(186,647)	55,704	227,358	320,183	556,329		(160,316)	55,679	148,304	326,177	511,861
Ratio of cumulative difference to total interest-bearing assets	(6.8)%	2.0%	8.3%	11.7%	20.3%		(6.3)%	2.2%	5.8%	12.7%	20.0%
1) The difference arises from the mismatch between the maturities of all remunerated assets and liabilities, at the respective period-end date, considering the contractually agreed terms.

Schedule of Primary Source of Funding

Funding from customers	12/31/2025			12/31/2024
	0-30 days	Total	%	0-30 days	Total	%
Deposits	1,011,751	1,114,482		894,482	1,054,741
Demand deposits	135,383	135,383	8.1%	124,920	124,920	8.0%
Savings deposits	177,305	177,305	10.6%	180,730	180,730	11.5%
Time deposits (1)	698,034	789,643	47.1%	580,855	735,376	46.9%
Other	1,029	12,151	0.7%	7,977	13,715	0.9%
Interbank market funds (1)	284,186	406,170	24.3%	189,700	372,294	23.7%
Funds from own issue (2)	-	2	-	-	2	-
Institutional market funds	1,048	154,194	9.2%	5,163	140,547	9.0%
Total	1,296,985	1,674,848	100.0%	1,089,345	1,567,584	100.0%
1) The settlement date is considered as the closest period in which the client has the possibility of withdrawing funds.
2) Refers to Securities sold under repurchase agreements with securities from own issue.

Schedule of Off Balance Commitments

Liabilities according to their remaining contractual maturities, considering their undiscounted flows, are presented below:
Undiscounted future flows, except for derivatives which are fair value	12/31/2025					12/31/2024
Financial liabilities	0 – 30	31 – 365	366 – 720	Over 720 days	Total	0 – 30	31 – 365	366 – 720	Over 720 days	Total
Deposits	1,011,753	82,363	11,753	11,083	1,116,952	894,493	132,640	14,588	18,118	1,059,839
Savings	177,305	-	-	-	177,305	180,730	-	-	-	180,730
Interbank	410	10,602	824	2	11,838	1,497	1,451	3,848	770	7,566
Time deposit	698,034	71,761	10,929	11,081	791,805	580,855	131,189	10,740	17,348	740,132
Demand	135,383	-	-	-	135,383	124,920	-	-	-	124,920
Other deposits	621	-	-	-	621	6,491	-	-	-	6,491

Central Bank of Brazil deposits	(152,376)	(11,403)	(1,737)	(1,759)	(167,275)	(137,510)	(19,100)	(1,564)	(2,524)	(160,698)
Savings	(22,349)	-	-	-	(22,349)	(30,763)	-	-	-	(30,763)
Time deposit	(109,035)	(11,403)	(1,737)	(1,759)	(123,934)	(84,567)	(19,100)	(1,564)	(2,524)	(107,755)
Demand	(20,992)	-	-	-	(20,992)	(22,180)	-	-	-	(22,180)

Securities sold under repurchase agreements	351,460	34,833	2,639	151,901	540,833	352,257	23,772	572	77,597	454,198
Government securities	283,969	12,024	2,639	151,898	450,530	274,340	7,511	290	76,463	358,604
Corporate securities	34,569	22,636	-	3	57,208	27,191	15,642	282	1,134	44,249
Foreign	32,922	173	-	-	33,095	50,726	619	-	-	51,345

Interbank market funds	284,186	60,270	39,307	52,411	436,174	189,700	114,859	33,650	60,238	398,447

Institutional market funds	1,048	11,324	69,055	92,451	173,878	5,163	15,436	54,277	100,802	175,678

Derivatives	11,408	17,187	12,023	29,142	69,760	10,775	29,805	12,566	32,267	85,413
Forward	3,203	1,033	119	26	4,381	1,435	2	-	13	1,450
Options	513	3,951	1,496	2,442	8,402	3,902	14,825	1,065	796	20,588
Swaps	5,078	6,262	8,601	25,512	45,453	3,187	7,957	10,065	30,185	51,394
Other derivatives	2,614	5,941	1,807	1,162	11,524	2,251	7,021	1,436	1,273	11,981

Other financial liabilities	-	275	117	1,237	1,629	29	185	138	192	544

Total financial liabilities	1,507,479	194,849	133,157	336,466	2,171,951	1,314,907	297,597	114,227	286,690	2,013,421

Schedule of Contractual Maturities of Assets and Liabilities Explanatory

Off-balance commitments		12/31/2025					12/31/2024
	Note	0 – 30	31 – 365	366 – 720	Over 720 days	Total	0 – 30	31 – 365	366 – 720	Over 720 days	Total
Financial guarantees		4,170	49,367	25,903	54,665	134,105	3,323	42,924	21,910	55,758	123,915
Credit commitments and credits to be released		274,961	60,573	17,518	228,712	581,764	192,814	53,056	19,647	234,297	499,814
Contractual commitments - Fixed and Intangible assets	13, 14	-	-	-	1	1	-	-	-	-	-
Total		279,131	109,940	43,421	283,378	715,870	196,137	95,980	41,557	290,055	623,729

Schedule of Composition of Capital Adequacy

	12/31/2025	12/31/2024
Available capital (amounts)
Common Equity Tier 1 (CET 1)	185,595	188,265
Tier 1	208,161	206,196
Total capital (PR)	228,589	227,602
Risk-weighted assets (amounts)
Total risk-weighted assets (RWA)	1,505,475	1,379,056
Risk-based capital ratios as a percentage of RWA
Common Equity Tier 1 ratio (%)	12.3%	13.7%
Tier 1 ratio (%)	13.8%	15.0%
Total capital ratio (%)	15.2%	16.5%
Additional CET1 buffer requirements as a percentage of RWA
Capital conservation buffer requirement (%)	2.5%	2.5%
Countercyclical buffer requirement (%)	0.1%	0.1%
Bank G-SIB and/or D-SIB additional requirements (%)	1.0%	1.0%
Total of bank CET1 specific buffer requirements (%)	3.6%	3.6%

Schedule of Risk Weighted Assets

	RWA
	12/31/2025	12/31/2024
Credit risk (excluding counterparty credit risk)	1,199,103	1,108,011
Of which: standardized approach for credit risk	1,119,760	1,038,238
Of which: foundation internal rating-based approach (F-IRB)	-	-
Of which: advanced internal rating-based approach (A-IRB)	79,343	69,773
Counterparty credit risk (CCR)	29,789	44,837
Of which: standardized approach for counterparty credit risk (SA-CCR)	20,340	35,148
Of which: other CCR	9,449	9,689
Equity investments in funds - look-through approach	6,433	4,667
Equity investments in funds - mandate-based approach	-	-
Equity investments in funds - fall-back approach	1,109	716
Securitization exposures in banking book	12,838	9,242
Market Risk	50,248	43,189
Of which: standardized approach (RWAMPAD)	61,438	52,643
Of which: internal models approach (RWAMINT)	30,685	28,471
Operational Risk	143,006	112,827
Payment Services risk (RWASP)	NA	NA
Amounts below the thresholds for deduction	62,949	55,567
Total	1,505,475	1,379,056

Schedule of Sensitivity Analysis	The results obtained are shown in the table below:

Assumptions	Impact in income		Impact in stockholders’ equity
	Insurance	Private pension	Insurance	Private pension
Discount rate
0.5 p.p. increase	-	(48)	57	430
0.5 p.p. decrease	-	33	(62)	(460)
Biometric tables
5% increase	(15)	39	-	-
5% decrease	15	(41)	-	-
Claims
5% increase	(31)	-	-	-
5% decrease	31	-	-	-

Schedule of Maturity Analysis of Estimated Undiscounted Future Cash Flows
Below is a maturity analysis of estimated discounted future cash flows from insurance contracts and private pension, considering assumptions of inflows, outflows and discount rates (Note 27c):

Period	12/31/2025			12/31/2024
	Insurance	Private pension	Total	Insurance	Private pension	Total
1 year	(519)	12,001	11,482	(159)	13,469	13,310
2 years	(342)	12,553	12,211	(295)	13,538	13,243
3 years	(223)	12,926	12,703	(194)	12,380	12,186
4 years	(104)	13,177	13,073	(91)	12,219	12,128
5 years	7	13,281	13,288	1	12,178	12,179
Over 5 years	1,075	257,752	258,827	884	215,436	216,320
Total (1,2)	(106)	321,690	321,584	146	279,220	279,366
1) Refers to (inflows) and outflows of cash flows related to insurance contracts and private pension.
2) For better presentation and comparability, comparative balances have been reclassified according to current criteria.